Schedule of Assets (Held at End of Year)	12 Months Ended
Mar. 31, 2026
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

VIASAT, INC. 401(k) PROFIT SHARING PLAN

(Plan Number 001, Sponsor EIN Number 33-0174996)

Schedule H, Part IV, line 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF MARCH 31, 2026

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Mutual Funds:
	Baird	Core Plus Bond Institutional	**	$41,707,355
	JP Morgan	Small Cap Equity R5	**	34,702,286
	Nomura	Emerging Markets Institutional	**	29,095,049
	Vanguard	Equity-Income ADM	**	44,905,816
				150,410,506
	Common/Collective Trusts:
	Blackrock	Equity Index J	**	271,928,469
	Blackrock	Extended Equity K	**	112,798,647
	Blackrock	MSCI ACWI EX-U.S. Index M	**	93,801,821
	Blackrock	US Debt Index M	**	67,577,219
	Vanguard	Target Retirement 2020 Trust II	**	16,673,062
	Vanguard	Target Retirement 2025 Trust II	**	20,451,438
	Vanguard	Target Retirement 2030 Trust II	**	65,749,692
	Vanguard	Target Retirement 2035 Trust II	**	40,655,650
	Vanguard	Target Retirement 2040 Trust II	**	70,722,349
	Vanguard	Target Retirement 2045 Trust II	**	45,624,740
	Vanguard	Target Retirement 2050 Trust II	**	80,412,648
	Vanguard	Target Retirement 2055 Trust II	**	42,094,966
	Vanguard	Target Retirement 2060 Trust II	**	21,664,016
	Vanguard	Target Retirement 2065 Trust II	**	11,707,743
	Vanguard	Target Retirement 2070 Trust II	**	4,086,945
	Vanguard	Target Retirement Income Trust II	**	6,432,557
	Viasat	Stable Value Fund	**	52,772,900
				1,025,154,862
	Pooled Separate Accounts
*	Empower Annuity Insurance Company of America	JP Morgan Large Cap Growth	**	87,617,931
*	Empower Annuity Insurance Company of America	Capital Group Europacific Growth	**	22,957,561
				110,575,492
	Common Stock:
*	Viasat, Inc.	Employer Common Stock	**	180,019,018
	Self-Directed Brokerage Accounts:
*	Empower Financial Services, Inc.	Empower Self-Directed Brokerage	**	25,480,322
*	Notes receivable from participants	Participant loans with interest rates ranging from 4.25% - 9.50% maturing through fiscal year 2056	$ —	9,397,436
	Total			$1,501,037,636

___________

* Party-in-interest to the Plan.

** The cost of participant-directed investments is not required to be disclosed.